Document and Entity Information	Jan. 25, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001552033
Document Type	8-K
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	TRANSUNION
Entity Incorporation State Country Code	DE
Entity File Number	001-37470
Entity Tax Identification Number	61-1678417
Entity Address, Address Line One	555 West Adams Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	(312)
Local Phone Number	985-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	TRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false